Business Combinations - Fair values of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	May 11, 2020	Oct. 15, 2019	Jun. 30, 2019	Apr. 03, 2019	Oct. 01, 2018	Jun. 30, 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	$ 645,140			$ 608,907			$ 311,943
Code Barrel
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents			$ 1,970
Intangible assets			15,900
Goodwill			23,124
Trade and other payables			(617)
Deferred revenue			(600)
Deferred tax liabilities			(639)
Net assets acquired			$ 39,138
Halp
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		$ 664
Trade receivables		36
Prepaid expenses and other current assets		22
Deferred tax assets		475
Intangible assets		5,350
Goodwill		12,322
Deferred revenue		(50)
Deferred tax liabilities		(1,237)
Net assets acquired		$ 17,582
AgileCraft
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents					$ 1,193
Trade receivables					3,614
Prepaid expenses and other current assets					270
Intangible assets					52,900
Goodwill					101,999
Trade and other payables					(1,196)
Deferred revenue					(2,230)
Net assets acquired					$ 156,550
OpsGenie
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents						$ 1,232
Trade receivables						1,933
Prepaid expenses and other current assets						513
Intangible assets						87,900
Goodwill						189,727
Trade and other payables						(1,533)
Deferred revenue						(1,217)
Deferred tax liabilities						(19,010)
Net assets acquired						$ 259,545